Note 18 - Non-Cash Transactions (Detail) (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Research and Development Expense	$ 5,992,417	$ 5,125,608	$ 4,533,310
Write-off of Previously Recorded Investment Tax Credit [Member]
Research and Development Expense	$ 39,170		$ 26,832